Asbestos - Summary of Net Unfunded AFFA Liability, Net of Tax (Details) $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 AUD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 AUD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 AUD ($)
Asbestos Net Liability [Roll Forward]
Change in claims handling cost estimate	$ (1.2)		$ (0.6)		$ (1.5)
Net Unfunded AFFA Liability, net of tax
Asbestos Net Liability [Roll Forward]
Net Unfunded AFFA liability, net of tax, Beginning Balance	(433.5)
Asbestos claims paid	0.0
Payment received in accordance with AFFA	109.6
AICF claims-handling costs incurred (paid)	0.0
AICF operating costs paid - non claims-handling	(1.5)
Change in actuarial estimate	(55.9)
Change in claims handling cost estimate	(1.2)
Impact on deferred income tax due to change in actuarial estimate	17.1
Insurance recoveries	0.0
Movement in income tax payable	(40.1)
Other movements	0.9
Effect of foreign exchange	45.9
Net Unfunded AFFA liability, net of tax, Ending Balance	(358.7)		(433.5)
Deferred Tax Assets
Asbestos Net Liability [Roll Forward]
Asbestos, deferred tax assets, beginning balance	298.6		360.1
Impact on deferred income tax due to change in actuarial estimate	17.1
Movement in income tax payable	(41.1)
Other movements	(1.2)
Effect of foreign exchange	(36.3)
Asbestos, deferred tax assets, beginning balance	298.6		360.1
Income Tax Payable
Asbestos Net Liability [Roll Forward]
Asbestos, income tax payable, beginning balance	43.9
Movement in income tax payable	1.0
Other movements	0.3
Effect of foreign exchange	(4.5)
Asbestos, income tax payable, ending balance	40.7		43.9
Net Unfunded AFFA Liability
Asbestos Net Liability [Roll Forward]
Asbestos, net liability, beginning balance	(837.5)
Payment received in accordance with AFFA	109.6
AICF operating costs paid - non claims-handling	(1.5)
Change in actuarial estimate	(55.9)
Change in claims handling cost estimate	(1.2)
Other movements	1.8
Effect of foreign exchange	86.7
Asbestos net liability, ending balance	(698.0)		(837.5)
Asbestos Liability
Asbestos Net Liability [Roll Forward]
Asbestos, net liability, beginning balance	(1,143.7)
Asbestos claims paid	106.8
AICF claims-handling costs incurred (paid)	1.1
Change in actuarial estimate	(56.0)
Change in claims handling cost estimate	(1.2)
Effect of foreign exchange	115.9
Asbestos net liability, ending balance	(977.1)		(1,143.7)
Insurance Receivables
Asbestos Net Liability [Roll Forward]
Asbestos, net liability, beginning balance	45.7
Change in actuarial estimate	0.1
Insurance recoveries	(6.2)
Effect of foreign exchange	(4.6)
Asbestos net liability, ending balance	35.0		45.7
Restricted Cash and Investments
Asbestos Net Liability [Roll Forward]
Asbestos, net liability, beginning balance	261.6
Asbestos claims paid	(106.8)
Payment received in accordance with AFFA	109.6	$ 158.8	248.5	$ 328.2	$ 153.3	$ 220.9
AICF claims-handling costs incurred (paid)	(1.1)
AICF operating costs paid - non claims-handling	(1.5)
Insurance recoveries	6.2
Other movements	1.8
Effect of foreign exchange	(25.1)
Asbestos net liability, ending balance	244.7		261.6
Other Assets and Liabilities
Asbestos Net Liability [Roll Forward]
Asbestos, net liability, beginning balance	(1.1)
Effect of foreign exchange	0.5
Asbestos net liability, ending balance	$ (0.6)		$ (1.1)